Revenues	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues
Note 9. Revenues
Performance obligations
Substantially all of the Company’s revenues are recognized at a point in time when the orders are completed and the completed reports are reported, or otherwise made available. For revenues delivered over time, the output method is utilized to measure the value to the customer based on the transfer to date of the services promised, with no rights of return once consumed. In these cases, revenue on transactional contracts with a defined price but an undefined quantity is recognized utilizing the right to invoice expedient resulting in revenues being recognized when the service is provided and becomes billable. Additionally, under this practical expedient, the Company is not required to estimate the transaction price.
Accordingly, in any period, the Company does not recognize a significant amount of revenues from performance obligations satisfied or partially satisfied in prior periods and the amount of such revenues recognized during the three and nine months ended September 30, 2021 (Successor), the three months ended September 30, 2020 (Successor), the period from February 1, 2020 through September 30, 2020 (Successor), and the period from January 1, 2020 through January 31, 2020 (Predecessor) were immaterial.
Disaggregation of revenues
The Company bases revenues by geographic region in which the revenues and invoicing are recorded. The following summarizes revenues by geographical region (in thousands):

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Revenues
North America	$158,972	$125,757	$421,795	$285,823	$32,411
International	35,595	11,991	82,237	32,335	4,665
Eliminations	(1,700)	(970)	(4,269)	(2,333)	(291)

Total revenues	$192,867	$136,778	$499,763	$315,825	$36,785

Contract assets and liabilities
The contract asset balance was $11.6 million and $4.2 million as of
September
 30, 2021 (Successor) and December 31, 2020 (Successor), respectively, and is included in accounts receivable, net in the accompanying condensed consolidated balance sheets. The contract liability balance was $0.5 million and $0.4 million as of
September
 30, 2021 (Successor) and December 31, 2020 (Successor), respectively, and is included in deferred revenue in the accompanying condensed consolidated balance sheets. An immaterial amount of revenue was recognized in the current period related to the beginning balance of deferred revenue.
Concentrations
The Company did not have any customers which represented 10% or more of consolidated revenues for the three and nine
months ended
September
30,
2021 (Successor) and the period from January 1, 2020 through January 31, 2020 (Predecessor). The Company had one
customer which represented approximately
12
%
and
11% of consolidated revenues for the three months ended
September
 30, 2020 (Successor) and for the period from February 1, 2020 through
September
 30, 2020 (Successor), respectively. No other customer represented 10% or more of revenue for such periods. Additionally, the Company did not have any customers which represented 10% or more of consolidated accounts receivable, net for any period presented. Other than the United States, no single country accounted for 10% or more of our total revenues during these periods.

10.	REVENUES
Performance obligations
Substantially all of the Company’s revenues are recognized at a point in time when the orders are completed and the completed reports are reported, or otherwise made available. For revenues delivered over time, the output method is utilized to measure the value to the customer based on the transfer to date of the services promised, with no rights of return once consumed. In these cases, revenue on transactional contracts with a defined price but an undefined quantity is recognized utilizing the right to invoice expedient resulting in revenues being recognized when the service is provided and becomes billable. Additionally, under this practical expedient, the Company is not required to estimate the transaction price.
Accordingly, in any period, the Company does not recognize a significant amount of revenues from performance obligations satisfied or partially satisfied in prior periods and the amount of such revenues recognized for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and the period from February 1, 2020 through December 31, 2020 (Successor) were immaterial.
Disaggregation of revenues
The Company based revenues by geographic region in which the revenues and invoicing were recorded. Other than the United States, no single country accounted for 10% or more of our total revenues during these periods.

	Predecessor		Successor
(in thousands)	Year Ended December 31, 2019	Period from January 1, 2020 through January 31, 2020	Period from February 1, 2020 through December 31, 2020
Revenues
North America	$423,164	$32,411	$430,002
International	62,948	4,665	45,818
Eliminations	(4,345)	(291)	(3,451)

Total revenues	$481,767	$36,785	$472,369

Contract assets and liabilities
The contract asset balance, primarily consisting of revenue recognized but not yet billed, was $6.1 million and $4.2 million as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively, and is included in accounts receivable, net in the accompanying consolidated balance sheets. The contract liability balance, primarily consisting of deferred revenue, was $0.7 million and $0.4 million as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor), respectively, and is included in deferred revenue in the accompanying consolidated balance sheets. An immaterial amount of revenue was recognized in the current period related to the beginning balance of deferred revenue.